CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Total revenue	$ 253,093	$ 260,897	$ 628,865	$ 495,956	$ 1,191,821	$ 855,429
Cost of sales	245,486	247,052	602,871	470,099	1,133,962	794,622
Total gross profit	7,607	13,845	25,994	25,857	57,859	60,807
Selling, general and administrative expenses	47,911	43,692	106,291	80,275	184,988	133,842
Depreciation and amortization	1,083	1,501	2,049	3,034	6,019	6,857
Loss from operations	(41,387)	(31,348)	(82,346)	(57,452)	(133,148)	(79,892)
Interest expense	1,297	3,388	4,123	6,106	14,596	8,513
Interest income	(715)	(1,415)	(2,671)	(3,264)	(5,607)	(3,135)
Revaluation of preferred stock warrant	21,260	60	20,470	142	769	174
Other (income) expense, net	(53)	(12)	(86)	(31)	673	(321)
Loss before provision (benefit) for income taxes	(63,176)	(33,369)	(104,182)	(60,405)	(142,810)	(84,949)
Provision (benefit) for income taxes	52	(29)	105	74	168	229
Net loss	(63,228)	(33,340)	(104,287)	(60,479)	(142,978)	(85,178)
Accretion of redeemable convertible preferred stock		(25,879)		(43,843)	(132,750)	(13,036)
Net loss attributable to common stockholders	$ (63,228)	$ (59,219)	$ (104,287)	$ (104,322)	$ (275,728)	$ (98,214)
Net loss per share attributable to common stockholders, basic and diluted	$ (2.00)	$ (6.90)	$ (5.21)	$ (12.16)	$ (32.04)	$ (11.50)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	31,599,497	8,580,150	20,035,476	8,579,539	8,605,962	8,540,778
Retail vehicle, net
Revenue:
Total revenue	$ 196,150	$ 200,402	$ 504,862	$ 379,152	$ 952,910	$ 656,928
Wholesale vehicle
Revenue:
Total revenue	50,921	54,531	106,497	106,651	213,464	174,514
Product, net
Revenue:
Total revenue	5,736	5,491	16,780	9,236	23,708	19,653
Other
Revenue:
Total revenue	$ 286	$ 473	$ 726	$ 917	$ 1,739	$ 4,334